LEASES	9 Months Ended
Sep. 30, 2023
Leases [Abstract]
LEASES
9.	LEASES
Lessor Arrangements
During the nine months ended September 30, 2023 and 2022, the Company earned minimum operating lease income of $2,962 and $3,303, respectively, and contingent operating lease income of $2,296 and $260, respectively.